Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 24, 2013
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

BFS Equity Fund

Supplement to the Prospectus dated September 24, 2013

(as may be supplemented from time to time)

Supplement dated February 20, 2014

Effective immediately, the following language appearing on page 3 under "Principal Investment Strategies" and page 7 under "Additional Information about the Fund's Principal Investment Strategies and Related Risks" is hereby removed:

The Adviser will normally seek to construct a diversified portfolio generally consisting of 35-50 securities positions but may occasionally hold as few as 25 positions.

Additionally, the following is hereby added to the section on page 3 entitled "Principal Risks":

Focus Risk. While the Fund is diversified, it may, at times, hold fewer securities. At such times where the Fund may hold the securities of fewer issuers, the performance of these issuers could have a substantial impact on the Fund's performance.

* * * * * *

BFS Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

BFS Equity Fund

Supplement to the Prospectus dated September 24, 2013

(as may be supplemented from time to time)

Supplement dated February 20, 2014

Effective immediately, the following language appearing on page 3 under "Principal Investment Strategies" and page 7 under "Additional Information about the Fund's Principal Investment Strategies and Related Risks" is hereby removed:

The Adviser will normally seek to construct a diversified portfolio generally consisting of 35-50 securities positions but may occasionally hold as few as 25 positions.

Additionally, the following is hereby added to the section on page 3 entitled "Principal Risks":

Focus Risk. While the Fund is diversified, it may, at times, hold fewer securities. At such times where the Fund may hold the securities of fewer issuers, the performance of these issuers could have a substantial impact on the Fund's performance.

* * * * * *